General information and summary of material accounting policies - Narrative (Details) - $ / shares		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum
Disclosure of classes of share capital [line items]
Provisions, expected rate of inflation		2.31%	2.25%	2.34%
Maximum
Disclosure of classes of share capital [line items]
Provisions, expected rate of inflation		2.86%	2.44%	2.89%
Machinery & Equipment And Motor Vehicles | Minimum
Disclosure of classes of share capital [line items]
Lease term		3 years
Machinery & Equipment And Motor Vehicles | Maximum
Disclosure of classes of share capital [line items]
Lease term		8 years
Land and buildings | Minimum
Disclosure of classes of share capital [line items]
Lease term		5 years
Land and buildings | Maximum
Disclosure of classes of share capital [line items]
Lease term		10 years
Short-Term, Equipment, Vehicles And Low-Value Assets
Disclosure of classes of share capital [line items]
Lease term		12 months
Titan America LLC
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Ordinary Shares, Titan America
Disclosure of classes of share capital [line items]
Ordinary shares reorganization (in shares)	175,342,465
Derived value per share (in dollars per share)	$ 10.00